UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-21836

Index Funds

(Exact name of registrant as specified in charter)

737 Bishop Street

Honolulu, HI 96813

(Address of principal executive offices) (Zip code)

Michael G. Willis

737 Bishop Street

Mauka Tower, Suite 2850

Honolulu, HI 96813

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-808-600-5366

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a)

ANNUAL REPORT

MARCH 31, 2021

NO LOAD SHARES (INDEX)

INDEX FUNDS S&P 500® EQUAL WEIGHT

TABLE OF CONTENTS

Shareholder Letter	1
Investment Results	3
Portfolio Illustration	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Report of Independent Registered Public Accounting Firm	22
Summary of Fund Expenses	23
Additional Information	24
Trustees and Officers	26
Privacy Policy	28

Index Funds S&P 500® Equal Weight	Shareholder Letter
March 31, 2021 (Unaudited)

Dear Shareholders,

Discussion of the Fund:

The Index Funds S&P 500® Equal Weight (the “Fund”) is a “no-load” index fund with no commissions and no 12b-1 fee. The Fund’s ticker symbol is INDEX. The Fund portfolio holds approximately 500 of the largest publicly traded companies in the US, as selected by Standard & Poor’s. This puts the Fund in the “Large Cap Blend” category.

The Fund seeks to track the S&P 500® Equal Weight Index (the “Equal Weight Index”). The Equal Weight Index uses the same 500 constituents as the S&P 500® Market Cap Index (the “Market Cap Index”). The primary difference is that the Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal.* In our view, this equal distribution of holdings leads to better diversification of your portfolio and a broader exposure to the growth cycles of all 500 companies instead of overweighting the largest companies.

Discussion of Fund Performance:

During the 12 months ended March 31, 2021, the Fund returned +70.67% while the Equal Weight Index grew by +71.65%. The performance of the Fund relative to the Equal Weight Index showed tracking error due to cash drag, our cash management process, expenses and trading costs of the Fund. A historical chart of tracking error for the Fund is provided below.

HISTORICAL TRACKING ERROR FOR INDEX
	2016	2017	2018	2019	2020	1Q 2021
INDEX	14.41%	18.79%	-7.82%	28.98%	12.76%	11.26%
S&P 500® EQUAL WEIGHT INDEX	14.80%	18.90%	-7.64%	29.24%	12.83%	11.49%
TRACKING ERROR	-0.39%	-0.11%	-0.18%	-0.26%	-0.07%	-0.23%

During the 12 months ended March 31, 2021, the Fund returned +70.67% while the Market Cap Index grew by +56.35%. As noted above, the Fund seeks to track the Equal Weight Index, which is not the same as the Market Cap Index. Our Fund generally outperforms relative to the market capitalization version of the S&P 500® Index when the largest 50 companies within the S&P 500® Index underperform the other 450 companies within the index. This is because the Market Cap Index overweight’s the top 50 companies within the index to approximately half of the index, whereas the Equal Weight Index methodology seeks to hold all 500 companies equal over time. This data is provided for informational purposes only, and you should not regard the Market Cap Index as a benchmark for the Fund.

Annual Report | March 31, 2021	1

Index Funds S&P 500® Equal Weight	Shareholder Letter
March 31, 2021 (Unaudited)

Looking forward, the Federal Reserve injected trillions of US dollars into the US market over the past 12 months. This has caused a sharp increase in the M1 money supply (see chart above). We believe this dilution of US fiat currency may also lead to a sharp increase in inflation. Historically, S&P 500® Index strategies have given investors the potential to keep up with inflation and grow their portfolios over time. We created the Fund to simplify investing for retail investors. With one simple purchase, you gain access to the potential growth of America’s 500 leading companies according to Standard & Poor’s.

Warm Regards,

Michael G. Willis

President, ONEFUND, LLC

The foregoing reflects the thoughts and opinions solely of ONEFUND, LLC, the adviser to the Fund, and is subject to change without notice. Investors cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500® Index. The index includes the same constituents as the capitalization weighted S&P 500®, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500® Market Cap Index: The headline market cap indices, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600®, are widely recognized as leading indicators of U.S. equity market performance. The S&P 500® is the world’s most-tracked index by AUM.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

2	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Investment Results
March 31, 2021 (Unaudited)

Average Annual Total Returns(a) (for the periods ended March 31, 2021)

	One Year	Five Year	Since Inception
			(4/30/15)
Index Funds S&P 500® Equal Weight	70.67%	14.52%	11.94%
S&P 500® Equal Weight Index	71.65%	14.74%	12.05%

	Expense Ratios (b)
Gross	1.12%
With Applicable Waivers	0.25%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.INDEX.fund.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower.

(b)	The expense ratios are from the Fund’s prospectus dated July 28, 2020 (as revised December 4, 2020). ONEFUND, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to not more than 0.25% of the Fund’s average daily net assets for No Load Class shares. This agreement is in effect through July 31, 2021. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2021, can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (844) 464-6339.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Annual Report | March 31, 2021	3

Index Funds S&P 500® Equal Weight	Investment Results
March 31, 2021 (Unaudited)

Growth of $10,000 Initial Investment

(for the period ended March 31, 2021)

The chart above assumes an initial investment of $10,000 made on April 30, 2015 (commencement of operations) and held through March 31, 2021. The S&P 500® Equal Weight Index (the “Index”) is the equal weight version of the widely used S&P 500® Index. The Index includes the same constituents as the capitalization weight S&P 500® Index, but each company in the Index is allocated a fixed weight – or 0.2% of the Index total at each quarterly rebalance. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (844) 464-6339. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

4	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Portfolio Illustration
March 31, 2021 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Index Funds S&P 500® Equal Weight

Holdings as of March 31, 2021(a)

(a)	As a percentage of net assets.

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and their Third Party Licensors, and has been licensed for use by ONEFUND, LLC (the “Adviser”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The Index Funds S&P 500® Equal Weight (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their Third Party Licensors. Neither S&P Dow Jones Indices nor its Third Party Licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and its Third Party Licensors’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or its Third Party Licensors without regard to the Adviser or the Fund. S&P Dow Jones Indices and its Third Party Licensors have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor its Third Party Licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and its Third Party Licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive

Annual Report | March 31, 2021	5

Index Funds S&P 500® Equal Weight	Portfolio Illustration
March 31, 2021 (Unaudited)

investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ONEFUND, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ITS THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANG JONES INDICES AND ONEFUND, LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

6	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2021

	Shares	Fair Value
COMMON STOCKS — 99.71%
Communications — 4.53%
Activision Blizzard, Inc.	1,498	$139,314
Alphabet, Inc., Class A(a)	34	70,126
Alphabet, Inc., Class C(a)	33	68,265
AT&T, Inc.	4,674	141,482
Booking Holdings, Inc.(a)	58	135,131
Charter Communications, Inc., Class A(a)	223	137,595
Comcast Corp., Class A	2,440	132,028
Discovery Communications, Inc., Series C(a)	1,417	52,273
Discovery, Inc., Series A(a)	770	33,464
DISH Network Corp., Class A(a)	3,738	135,316
Electronic Arts, Inc.	1,068	144,575
Expedia Group, Inc.	798	137,352
Facebook, Inc., Class A(a)	519	152,861
Fox Corp., Class A	2,280	82,331
Fox Corp., Class B	1,045	36,502
Interpublic Group of Cos., Inc.	4,706	137,415
Lumen Technologies, Inc.	9,931	132,579
Netflix, Inc.(a)	269	140,327
News Corp., Class A	4,101	104,289
News Corp., Class B	1,277	29,958
Omnicom Group, Inc.	1,791	132,803
Take-Two Interactive Software, Inc.(a)	819	144,717
T-Mobile US, Inc. (a)	1,096	137,318
Twitter, Inc.(a)	2,045	130,123
VeriSign, Inc.(a)	740	147,082
Verizon Communications, Inc.	2,505	145,665
ViacomCBS, Inc., Class B	1,468	66,207
Walt Disney Co. (The)	706	130,271
		3,177,369
Consumer Discretionary — 11.85%
Advance Auto Parts, Inc.	776	142,388
Amazon.com, Inc.(a)	45	139,234
Aptiv PLC	923	127,282
AutoZone, Inc.(a)	109	153,069
Best Buy Co., Inc.	1,255	144,087
BorgWarner, Inc.	2,768	128,324
Caesars Entertainment, Inc.(a)	1,384	121,031
CarMax, Inc.(a)	1,042	138,232
Carnival Corp.	4,896	129,940
Chipotle Mexican Grill, Inc.(a)	95	134,978
Copart, Inc.(a)	1,267	137,609
D.R. Horton, Inc.	1,727	153,910
Darden Restaurants, Inc.	958	136,036
Domino’s Pizza, Inc.	386	141,967
eBay, Inc.	2,497	152,916
Etsy, Inc.(a)	630	127,052
Ford Motor Co.	10,421	127,657
Fortune Brands Home & Security, Inc.	1,556	149,096
Gap, Inc. (The)	4,522	134,665
	Shares	Fair Value
Consumer Discretionary (continued)
General Motors Co.	2,351	$135,089
Genuine Parts Co.	1,216	140,557
Hanesbrands, Inc.	6,803	133,815
Hasbro, Inc.	1,468	141,104
Hilton Worldwide Holdings, Inc.	1,105	133,617
Home Depot, Inc. (The)	510	155,678
L Brands, Inc.	2,292	141,783
Las Vegas Sands Corp.	2,231	135,556
Leggett & Platt, Inc.	2,832	129,281
Lennar Corp., Class A	1,585	160,450
Live Nation Entertainment, Inc.(a)	1,585	134,170
LKQ Corp.(a)	3,241	137,192
Lowe’s Cos., Inc.	812	154,426
Marriott International, Inc., Class A	927	137,298
Masco Corp.	2,451	146,815
McDonald’s Corp.	656	147,035
MGM Resorts International	3,575	135,814
Mohawk Industries, Inc.(a)	737	141,732
Newell Brands, Inc.	5,485	146,888
NIKE, Inc., Class B	992	131,827
Norwegian Cruise Lines Holdings Ltd.(a)	4,534	125,093
NVR, Inc.(a)	31	146,039
O’Reilly Automotive, Inc.(a)	288	146,088
Penn National Gaming, Inc.(a)	1,068	111,969
Pool Corp.	407	140,512
PulteGroup, Inc.	2,906	152,391
PVH Corp.	1,298	137,199
Ralph Lauren Corp.	1,124	138,432
Ross Stores, Inc.	1,136	136,218
Royal Caribbean Cruises Ltd.	1,544	132,182
Starbucks Corp.	1,292	141,177
Tapestry, Inc.	3,123	128,699
Tesla, Inc.(a)	201	134,254
TJX Cos., Inc. (The)	2,085	137,923
Tractor Supply Co.	815	144,320
Ulta Beauty, Inc.(a)	438	135,416
Under Armour, Inc., Class A(a)	3,206	71,045
Under Armour, Inc., Class C(a)	3,309	61,084
VF Corp.	1,761	140,738
Whirlpool Corp.	670	147,635
Wynn Resorts Ltd.	1,017	127,501
Yum! Brands, Inc.	1,329	143,771
		8,319,286
Consumer Staples — 7.14%
Altria Group, Inc.	2,864	146,522
Archer-Daniels -Midland Co.	2,392	136,344
Brown-Forman Corp., Class B	1,938	133,664
Campbell Soup Co.	2,905	146,034
Church & Dwight Co., Inc.	1,681	146,835
Clorox Co. (The)	737	142,153
Coca-Cola Co. (The)	2,767	145,849

See Notes to Financial Statements.

Annual Report | March 31, 2021	7

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2021

	Shares	Fair Value
Consumer Staples (continued)
Colgate-Palmolive Co.	1,846	$145,520
Conagra Foods, Inc.	3,757	141,263
Constellation Brands, Inc., Class A	608	138,624
Costco Wholesale Corp.	421	148,394
Dollar General Corp.	725	146,900
Dollar Tree, Inc.(a)	1,283	146,852
Estee Lauder Cos., Inc. (The), Class A	482	140,190
General Mills, Inc.	2,372	145,451
Hershey Co. (The)	914	144,558
Hormel Foods Corp.	2,876	137,415
J.M. Smucker Co. (The)	1,147	145,130
Kellogg Co.	2,298	145,463
Kimberly-Clark Corp.	1,044	145,168
Kraft Heinz Co. (The)	3,656	146,241
Kroger Co. (The)	3,929	141,405
Lamb Weston Holdings, Inc.	1,726	133,730
McCormick & Co., Inc., Non-Voting Shares	1,605	143,102
Molson Coors Brewing Co., Class B	2,988	152,836
Mondelez International, Inc., Class A	2,450	143,399
Monster Beverage Corp.(a)	1,566	142,647
PepsiCo, Inc.	1,047	148,098
Philip Morris International, Inc.	1,588	140,919
Procter & Gamble Co. (The)	1,087	147,212
Sysco Corp.	1,671	131,575
Target Corp.	774	153,306
Tyson Foods, Inc., Class A	1,846	137,158
Walgreens Boots Alliance, Inc.	2,618	143,728
Wal-Mart Stores, Inc.	1,039	141,127
		5,014,812
Energy — 4.39%
APA Corp.(a)	6,562	117,460
Baker Hughes Co.	5,717	123,544
Cabot Oil & Gas Corp.	7,411	139,178
Chevron Corp.	1,249	130,883
ConocoPhillips	2,354	124,691
Devon Energy Corp.	5,746	125,550
Diamondback Energy, Inc.	1,699	124,860
Enphase Energy, Inc.(a)	846	137,187
EOG Resources, Inc.	1,858	134,761
Exxon Mobil Corp.	2,248	125,506
Halliburton Co.	5,801	124,489
Hess Corp.	1,922	136,001
HollyFrontier Corp.	3,395	121,473
Kinder Morgan, Inc.	8,521	141,874
Marathon Oil Corp.	11,420	121,966
Marathon Petroleum Corp.	2,412	129,018
NOV, Inc.(a)	8,343	114,466
Occidental Petroleum Corp.	4,549	121,094
ONEOK, Inc.	2,700	136,782
Phillips 66	1,571	128,099
Pioneer Natural Resources Co.	841	133,568
	Shares	Fair Value
Energy (continued)
Schlumberger Ltd.	4,802	$130,567
Valero Energy Corp.	1,691	121,076
Williams Cos., Inc. (The)	5,822	137,923
		3,082,016
Financials — 11.89%
Aflac, Inc.	2,687	137,521
Allstate Corp.	1,204	138,340
American Express Co.	938	132,671
American International Group, Inc.	2,876	132,900
Ameriprise Financial, Inc.	618	143,654
Aon PLC, Class A	611	140,597
Arthur J Gallagher & Co.	1,104	137,746
Assurant, Inc.	1,023	145,031
Bank of America Corp.	3,672	142,069
Bank of New York Mellon Corp. (The)	2,986	141,208
Berkshire Hathaway, Inc., Class B(a)1	535	136,676
BlackRock, Inc.	195	147,023
Capital One Financial Corp.	1,051	133,718
Cboe Global Markets, Inc.	1,335	131,751
Charles Schwab Corp. (The)	2,060	134,271
Chubb Ltd.	796	125,744
Cincinnati Financial Corp.	1,295	133,502
Citigroup, Inc.	1,854	134,879
Citizens Financial Group, Inc.	3,063	135,231
CME Group, Inc.	666	136,017
Comerica, Inc.	1,959	140,539
Discover Financial Services	1,362	129,376
Everest Re Group Ltd.	552	136,791
Fifth Third Bancorp	3,565	133,509
First Republic Bank	800	133,400
Franklin Resources, Inc.	4,832	143,027
Globe Life, Inc.	1,374	132,770
Goldman Sachs Group, Inc. (The)	400	130,800
Hartford Financial Services Group, Inc. (The)	2,513	167,843
Huntington Bancshares, Inc.	8,343	131,152
Intercontinental Exchange, Inc.	1,209	135,021
Invesco Ltd.	5,419	136,667
JPMorgan Chase & Co.	892	135,789
KeyCorp	6,544	130,749
Lincoln National Corp.	2,218	138,115
Loews Corp.	2,702	138,559
M&T Bank Corp.	884	134,023
Marsh & McLennan Cos., Inc.	1,181	143,846
MetLife, Inc.	2,281	138,662
Morgan Stanley	1,652	128,294
Nasdaq, Inc.	964	142,151
Northern Trust Corp.	1,361	143,055
People’s United Financial, Inc.	7,552	135,181
PNC Financial Services Group, Inc. (The)	768	134,715
Principal Financial Group, Inc.	2,263	135,689

See Notes to Financial Statements.

8	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2021

	Shares	Fair Value
Financials (continued)
Progressive Corp. (The)	1,498	$143,224
Prudential Financial, Inc.	1,484	135,192
Raymond James Financial, Inc.	1,163	142,537
Regions Financial Corp.	6,374	131,687
State Street Corp.	1,663	139,709
SVB Financial Group(a)	254	125,390
Synchrony Financial	3,263	132,674
T. Rowe Price Group, Inc.	802	137,623
Travelers Cos., Inc. (The)	886	133,254
Truist Financial Corp.	2,325	135,594
U.S. Bancorp	2,550	141,041
Unum Group	4,797	133,501
W.R. Berkley Corp.	1,818	136,986
Wells Fargo & Co.	3,486	136,198
Willis Towers Watson PLC	626	143,279
Zions Bancorporation	2,359	129,651
		8,347,812
Health Care — 12.57%
Abbott Laboratories	1,194	143,089
AbbVie, Inc.	1,287	139,279
ABIOMED, Inc.(a)	459	146,297
Agilent Technologies, Inc.	1,147	145,830
Alexion Pharmaceuticals, Inc.(a)	919	140,524
Align Technology, Inc.(a)	260	140,798
AmerisourceBergen Corp.	1,234	145,698
Amgen, Inc.	605	150,530
Anthem, Inc.	408	146,452
Baxter International, Inc.	1,787	150,716
Becton, Dickinson and Co.	585	142,243
Biogen, Inc.(a)	523	146,309
Bio-Rad Laboratories, Inc., Class A(a)	249	142,221
Boston Scientific Corp.(a)	3,587	138,638
Bristol-Myers Squibb Co.	2,298	145,073
Cardinal Health, Inc.	2,429	147,562
Catalent, Inc.(a)	1,317	138,693
Centene Corp.(a)	2,215	141,561
Cigna Corp.	573	138,517
Cooper Cos., Inc. (The)	370	142,113
CVS Health Corp.	1,885	141,809
Danaher Corp.	649	146,077
DaVita, Inc.(a)	1,285	138,484
Dentsply Sirona, Inc.	2,215	141,339
DexCom, Inc.(a)	390	140,162
Edwards LifeSciences Corp.(a)	1,698	142,021
Eli Lilly & Co.	669	124,983
Gilead Sciences, Inc.	2,263	146,258
HCA Healthcare, Inc.	735	138,430
Henry Schein, Inc.(a)	2,074	143,604
Hologic, Inc.(a)	1,968	146,380
Humana, Inc.	343	143,803
IDEXX Laboratories, Inc.(a)	280	137,007
Illumina, Inc.(a)	344	132,117
	Shares	Fair Value
Health Care (continued)
Incyte Corp.(a)	1,763	$143,279
Intuitive Surgical, Inc.(a)	190	140,399
IQVIA Holdings, Inc.(a)	745	143,889
Johnson & Johnson	873	143,478
Laboratory Corp of America Holdings(a)	584	148,937
McKesson Corp.	742	144,720
Medtronic PLC	1,172	138,448
Merck & Co., Inc.	1,868	144,004
Mettler-Toledo International, Inc.(a)	131	151,395
PerkinElmer, Inc.	1,132	145,224
Perrigo Co. PLC	3,396	137,436
Pfizer, Inc.	3,987	144,449
Quest Diagnostics, Inc.	1,143	146,693
Regeneron Pharmaceuticals, Inc.(a)	295	139,576
ResMed, Inc.	752	145,903
STERIS PLC	757	144,193
Stryker Corp.	579	141,033
Teleflex, Inc.	329	136,686
Thermo Fisher Scientific, Inc.	309	141,021
UnitedHealth Group, Inc.	392	145,851
Universal Health Services, Inc., Class B	1,013	135,124
Varian Medical Systems, Inc.(a)	791	139,635
Vertex Pharmaceuticals, Inc.(a)	650	139,679
Viatris, Inc.(a)	9,702	135,537
Waters Corp.(a)	518	147,200
West Pharmaceutical Services, Inc.	508	143,144
Zimmer Biomet Holdings, Inc.	854	136,708
Zoetis, Inc.	913	143,779
		8,822,037
Industrials — 14.24%
3M Co.	753	145,088
A.O. Smith Corp.	2,164	146,308
Alaska Air Group, Inc.	2,048	141,742
Allegion PLC	1,187	149,110
American Airlines Group, Inc.	5,962	142,492
AMETEK, Inc.	1,146	146,379
Amphenol Corp., Class A	2,174	143,419
Boeing Co. (The)	517	131,690
Carrier Global Corp.	3,519	148,572
Caterpillar, Inc.	609	141,209
CH Robinson Worldwide, Inc.	1,453	138,660
Cintas Corp.	389	132,770
CSX Corp.	1,485	143,184
Cummins, Inc.	508	131,628
Deere & Co.	377	141,051
Delta Air Lines, Inc.	2,796	134,991
Dover Corp.	1,026	140,695
Eaton Corp. PLC	990	136,897
Emerson Electric Co.	1,511	136,322
Expeditors International of Washington, Inc.	1,387	149,366

See Notes to Financial Statements.

Annual Report | March 31, 2021	9

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2021

	Shares	Fair Value
Industrials (continued)
Fastenal Co.	2,955	$148,577
FedEx Corp.	515	146,281
Fortive Corp.	2,062	145,660
Generac Holdings, Inc.(a)	423	138,511
General Dynamics Corp.	791	143,614
General Electric Co.	11,075	145,415
Honeywell International, Inc.	650	141,096
Howmet Aerospace Inc.(a)	4,416	141,886
Huntington Ingalls Industries, Inc.	714	146,977
IDEX Corp.	699	146,315
Illinois Tool Works, Inc.	645	142,880
Ingersoll Rand, Inc.(a)	2,809	138,231
Jacobs Engineering Group, Inc.	1,102	142,455
JB Hunt Transport Services, Inc.	856	143,868
Johnson Controls International PLC	2,254	134,496
Kansas City Southern	646	170,491
Keysight Technologies, Inc.(a)	1,025	146,985
L3 Harris Technologies, Inc.	725	146,943
Lockheed Martin Corp.	410	151,496
Norfolk Southern Corp.	532	142,853
Northrop Grumman Corp.	462	149,522
Old Dominion Freight Line, Inc.	596	143,284
Otis Worldwide Corp.	2,111	144,498
PACCAR, Inc.	1,437	133,526
Parker-Hannifin Corp.	446	140,682
Pentair PLC	2,341	145,892
Quanta Services, Inc.	1,572	138,305
Raytheon Technologies Corp.	1,774	137,077
Republic Services, Inc.	1,449	143,958
Robert Half International, Inc.	1,776	138,652
Rockwell Automation, Inc.	525	139,356
Rollins, Inc.	4,217	145,149
Roper Technologies, Inc.	361	145,606
Snap-on, Inc.	641	147,903
Southwest Airlines Co.	2,283	139,400
Stanley Black & Decker, Inc.	731	145,959
TE Connectivity Ltd.	1,062	137,115
Teledyne Technologies, Inc.(a)	353	146,018
Textron, Inc.	2,531	141,938
Trane Technologies PLC	851	140,892
Transdigm Group, Inc.	225	132,282
Trimble, Inc.(a)	1,886	146,712
Union Pacific Corp.	651	143,487
United Airlines Holdings, Inc.(a)	2,475	142,412
United Parcel Service, Inc., Class B	831	141,262
United Rentals, Inc.(a)	438	144,238
W.W. Grainger, Inc.	353	141,528
Wabtec Corp.	1,784	141,221
Waste Management, Inc.	1,144	147,599
Xylem, Inc.	1,367	143,781
		9,995,857
	Shares	Fair Value
Materials — 5.53%
Air Products & Chemicals, Inc.	510	$143,483
Albemarle Corp.	886	129,453
Amcor PLC	11,838	138,268
Avery Dennison Corp.	771	141,594
Ball Corp.	1,646	139,482
Celanese Corp.	941	140,971
CF Industries Holdings, Inc.	2,828	128,335
Corteva, Inc.	2,971	138,508
Dow, Inc.	2,165	138,430
DuPont de Nemours, Inc.	1,808	139,722
Eastman Chemical Co.	1,187	130,712
Ecolab, Inc.	649	138,931
FMC Corp.	1,265	139,922
Freeport-McMoRan, Inc.	3,723	122,598
International Flavors & Fragrances, Inc.	1,033	144,217
International Paper Co.	2,579	139,447
Linde Public Limited Co.	519	145,394
LyondellBasell Industries N.V., Class A	1,281	133,288
Martin Marietta Materials, Inc.	405	136,007
Mosaic Co. (The)	4,196	132,636
Newmont Goldcorp Corp.	2,362	142,358
Nucor Corp.	1,997	160,299
Packaging Corp. of America	1,016	136,632
PPG Industries, Inc.	958	143,949
Sealed Air Corp.	3,021	138,422
Sherwin-Williams Co. (The)	197	145,389
Vulcan Materials Co.	811	136,856
WestRock Co.	2,702	140,638
		3,885,941
Real Estate — 5.73%
Alexandria Real Estate Equities, Inc.	852	139,984
American Tower Corp., Class A	647	154,672
AvalonBay Communities, Inc.	731	134,877
Boston Properties, Inc.	1,283	129,917
CBRE Group, Inc., Class A(a)	1,757	138,996
Crown Castle International Corp.	878	151,130
Digital Realty Trust, Inc.	1,038	146,192
Duke Realty Corp.	3,421	143,443
Equinix, Inc.	209	142,034
Equity Residential	1,897	135,882
Essex Property Trust, Inc.	484	131,571
Extra Space Storage, Inc.	1,058	140,238
Federal Realty Investment Trust	1,263	128,131
Healthpeak Properties, Inc.	4,387	139,243
Host Hotels & Resorts, Inc.	8,086	136,249
Iron Mountain, Inc.	3,778	139,824
Kimco Realty Corp.	7,076	132,675
Mid-America Apartment Communities, Inc.	983	141,906
Prologis, Inc.	1,375	145,750
Public Storage	574	141,640

See Notes to Financial Statements.

10	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2021

	Shares	Fair Value
Real Estate (continued)
Realty Income Corp.	2,214	$140,589
Regency Centers Corp.	2,356	133,609
SBA Communications Corp., Class A	533	147,934
Simon Property Group, Inc.	1,182	134,476
UDR, Inc.	3,086	135,352
Ventas, Inc.	2,463	131,376
Vornado Realty Trust	2,841	128,953
Welltower, Inc.	1,880	134,664
Weyerhaeuser Co.	3,880	138,128
		4,019,435
Technology — 16.09%
Accenture PLC, Class A	525	145,031
Adobe Systems, Inc.(a)	313	148,791
Advanced Micro Devices, Inc.(a)	1,719	134,942
Akamai Technologies, Inc.(a)	1,429	145,615
Analog Devices, Inc.	931	144,379
ANSYS, Inc.(a)	440	149,406
Apple, Inc.	1,151	140,595
Applied Materials, Inc.	1,219	162,859
Arista Networks, Inc.(a)	498	150,340
Autodesk, Inc.(a)	519	143,841
Automatic Data Processing, Inc.	763	143,803
Broadcom, Inc.	308	142,807
Broadridge Financial Solutions, Inc.	967	148,047
Cadence Design Systems, Inc.(a)	1,108	151,786
CDW Corp.	870	144,203
Cerner Corp.	1,955	140,525
Cisco Systems, Inc.	2,854	147,580
Citrix Systems, Inc.	1,044	146,536
Cognizant Technology Solutions Corp., Class A	1,791	139,913
Corning, Inc.	3,419	148,761
DXC Technology Co.	4,801	150,078
Equifax, Inc.	817	147,982
F5 Networks, Inc.(a)	710	148,120
Fidelity National Information Services, Inc.	952	133,861
Fiserv, Inc.(a)	1,122	133,563
FleetCor Technologies, Inc.(a)	491	131,897
FLIR Systems, Inc.	2,526	142,643
Fortinet, Inc.(a)	739	136,286
Garmin Ltd.	1,093	144,112
Gartner, Inc.(a)	745	136,000
Global Payments, Inc.	648	130,624
Hewlett Packard Enterprise Co.	8,813	138,717
HP, Inc.	4,601	146,082
IHS Markit Ltd.	1,474	142,654
Intel Corp.	2,215	141,760
International Business Machines Corp.	1,092	145,520
Intuit, Inc.	352	134,837
IPG Photonics Corp.(a)	661	139,431
Jack Henry & Associates, Inc.	924	140,189
	Shares	Fair Value
Technology (continued)
Juniper Networks, Inc.	5,485	$138,935
KLA Corp.	473	156,279
Lam Research Corp.	265	157,740
Leidos Holdings, Inc.	1,468	141,339
MarketAxess Holdings, Inc.	268	133,443
MasterCard, Inc., Class A	364	129,602
Maxim Integrated Products, Inc.	1,583	144,639
Microchip Technology, Inc.	945	146,683
Micron Technology, Inc.(a)	1,587	139,989
Microsoft Corp.	591	139,340
Monolithic Power Systems, Inc.	421	148,701
Moody’s Corp.	478	142,736
Motorola Solutions, Inc.	778	146,303
MSCI, Inc.	335	140,459
NetApp, Inc.	2,063	149,918
Nielsen Holdings PLC	5,330	134,050
NortonLifeLock, Inc.	6,486	137,892
NVIDIA Corp.	271	144,695
NXP Semiconductors NV	760	153,018
Oracle Corp.	2,075	145,603
Paychex, Inc.	1,463	143,403
Paycom Software, Inc.(a)	363	134,332
PayPal Holdings, Inc.(a)	557	135,262
Qorvo, Inc.(a)	808	147,622
QUALCOMM, Inc.	1,072	142,136
S&P Global, Inc.	403	142,207
salesforce.com, Inc.(a)	657	139,199
Seagate Technology PLC	1,814	139,225
ServiceNow, Inc.(a)	284	142,031
Skyworks Solutions, Inc.	809	148,435
Synopsys, Inc.(a)	607	150,402
Teradyne, Inc.	1,235	150,275
Texas Instruments, Inc.	803	151,759
Tyler Technologies, Inc.(a)	339	143,916
Verisk Analytics, Inc.	811	143,296
Visa, Inc., Class A	621	131,484
Western Digital Corp.	2,034	135,770
Western Union Co. (The)	5,641	139,107
Xilinx, Inc.	1,110	137,529
Zebra Technologies Corp., Class A(a)	294	142,643
		11,295,513
Utilities — 5.75%
AES Corp.	4,898	131,315
Alliant Energy Corp.	2,726	147,640
Ameren Corp.	1,802	146,611
American Electric Power Co., Inc.	1,719	145,599
American Water Works Co., Inc.	1,002	150,220
Atmos Energy Corp.	1,524	150,647
CenterPoint Energy, Inc.	6,341	143,624
CMS Energy Corp.	2,421	148,213
Consolidated Edison, Inc.	1,964	146,907
Dominion Energy, Inc.	1,895	143,944

See Notes to Financial Statements.

Annual Report | March 31, 2021	11

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2021

	Shares	Fair Value
Utilities (continued)
DTE Energy Co.	1,094	$145,655
Duke Energy Corp.	1,524	147,112
Edison International	2,393	140,230
Entergy Corp.	1,455	144,729
Evergy, Inc.	2,415	143,765
Eversource Energy	1,697	146,943
Exelon Corp.	3,271	143,074
FirstEnergy Corp.	3,988	138,344
NextEra Energy, Inc.	1,842	139,274
Nisource, Inc.	6,179	148,976
NRG Energy, Inc.	3,358	126,697
Pinnacle West Capital Corp.	1,778	144,640
PPL Corp.	5,028	145,008
Public Service Enterprise Group, Inc.	2,415	145,407
Sempra Energy	1,082	143,452
Southern Co. (The)	2,329	144,771
WEC Energy Group, Inc.	1,574	147,311
Xcel Energy, Inc.	2,244	149,247
		4,039,355
Total Common Stocks
(Cost $47,483,985)		69,999,433
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.18%
SPDR S&P 500 ETF Trust	320	$126,826
Total Exchange-Traded Funds
(Cost $124,702)		126,826

Total Investments — 99.89%
(Cost $47,608,687)		70,126,259

Other Assets in Excess of Liabilities — 0.11%		75,540

NET ASSETS — 100.00%		$70,201,799

(a)	Non-income producing security.

See Notes to Financial Statements.

12	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statement of Assets and Liabilities
March 31, 2021

ASSETS:
Investments in securities at fair value (cost $47,608,687)	$70,126,259
Cash and cash equivalents	55,161
Receivable for fund shares sold	119,732
Receivable for investments sold	323,357
Dividends receivable	71,261
Tax reclaims receivable	472
Receivable from Adviser	33,423
Prepaid expenses	35,663
Total Assets	70,765,328
LIABILITIES:
Payable for fund shares redeemed	66,381
Payable for investments purchased	446,341
Payable to Administrator	13,209
Payable to trustees	459
Other accrued expenses	37,139
Total Liabilities	563,529
NET ASSETS	$70,201,799
NET ASSETS CONSIST OF:
Paid-in capital	$50,245,192
Accumulated earnings	19,956,607
NET ASSETS	$70,201,799
Shares of beneficial interest outstanding, without par value	1,648,562
Net asset value, offering and redemption price per share(a)	$42.58

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.

Annual Report | March 31, 2021	13

Index Funds S&P 500® Equal Weight	Statement of Operations
For the Year Ended March 31, 2021

INVESTMENT INCOME:
Dividend income	$946,767
Total investment income	946,767

EXPENSES:
Investment Adviser fees (Note 3)	126,630
Fund accounting and administration fees	86,289
Chief compliance officer fees	30,136
Registration expenses	28,624
Legal fees	25,374
Printing and postage expenses	22,592
Audit and tax preparation fees	20,500
Insurance expense	17,625
Transfer agent fees	16,743
Custodian fees	9,950
Pricing fees	9,411
Trustee fees and expenses	812
Miscellaneous expenses	43,434
Total expenses	438,120
Fees waived/reimbursed by Investment Adviser (Note 3)	(311,008)
Net operating expenses	127,112
NET INVESTMENT INCOME:	819,655

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(766,625)
Net change in unrealized appreciation (depreciation) on investments	26,328,818
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	25,562,193
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,381,848

See Notes to Financial Statements.

14	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statements of Changes in Net Assets

	For the	For the
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS
Net investment income	$819,655	$831,454
Net realized loss on investments	(766,625)	(842,713)
Net change in unrealized appreciation (depreciation) on investments	26,328,818	(8,577,984)
Net increase (decrease) in net assets resulting from operations	26,381,848	(8,589,243)

DISTRIBUTIONS TO SHAREHOLDERS
From earnings	(812,594)	(775,521)
Total distributions	(812,594)	(775,521)

CAPITAL TRANSACTIONS
Proceeds from shares sold	28,999,075	31,019,988
Reinvestment of distributions	812,567	770,062
Amount paid for shares redeemed	(24,511,331)	(22,363,732)
Proceeds from redemption fees(a)	10,545	1,803
Net increase in net assets resulting from capital transactions	5,310,856	9,428,121
Total Increase in Net Assets	30,880,110	63,357

NET ASSETS
Beginning of year	39,321,689	39,258,332
End of year	$70,201,799	$39,321,689

SHARE TRANSACTIONS
Shares sold	820,444	996,570
Shares issued in reinvestment of distributions	21,785	22,616
Shares redeemed	(745,262)	(726,073)
Net increase in shares outstanding	96,967	293,113

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.

Annual Report | March 31, 2021	15

Index Funds S&P 500® Equal Weight	Financial Highlights
(For a share outstanding during each year)

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	March 31, 2021	March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017
SELECTED PER SHARE DATA
Net asset value, beginning of year	$25.34	$31.19	$30.04	$27.27	$24.01

Investment operations:
Net investment income(a)	0.56	0.60	0.57	0.49	0.43
Net realized and unrealized gain (loss) on investments	17.25	(5.90)	1.42	2.65	3.66
Total from investment operations	17.81	(5.30)	1.99	3.14	4.09

Less distributions to shareholders from:
Net investment income	(0.58)	(0.55)	(0.49)	(0.35)	(0.30)
Net realized gains	—	—	(0.35)	(0.02)	(0.54)
Total distributions	(0.58)	(0.55)	(0.84)	(0.37)	(0.84)

Paid in capital from redemption fees (Note 2)	0.01	— (b)	— (b)	— (b)	0.01
Net asset value, end of year	$42.58	$25.34	$31.19	$30.04	$27.27

Total Return(c)	70.67%	(17.44)%	7.02%	11.50%	17.19%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$70,202	$39,322	$39,258	$32,746	$13,038
Ratio of expenses to average net assets after expense waiver	0.25%	0.25%	0.25%	0.25%	0.27%
Ratio of expenses to average net assets before expense waiver	0.86%	1.12%	1.34%	1.98%	6.83%
Ratio of net investment income to average net assets after expense waiver	1.61%	1.87%	1.85%	1.68%	1.66%

PORTFOLIO TURNOVER RATE	96%	76%	83%	64%	32%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See Notes to Financial Statements.

16	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
March 31, 2021

1.	ORGANIZATION

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2021, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Annual Report | March 31, 2021	17

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
March 31, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal year ended March 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$69,999,433	$—	$—	$69,999,433
Exchange-Traded Funds	126,826	—	—	126,826
TOTAL	$70,126,259	$—	$—	$70,126,259

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Cash and Cash Equivalents

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions

The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes — As of and during the fiscal year ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2021. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

COVID-19 Risks — The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

18	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
March 31, 2021

3.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

ONEFUND, LLC (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis, but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through July 31, 2021, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses

Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out-of-pocket expenses. Administrator fees paid by the Fund for the fiscal year ended March 31, 2021 are disclosed in the Statement of Operations. Prior to May 4, 2020, ALPS Fund Services, Inc. provided these services. For the period April 1, 2020 through May 1, 2020, the Fund was charged $13,097 for Fund Accounting and Administration services.

Transfer Agent and Shareholder Services Agreement

Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the fiscal year ended March 31, 2021 are disclosed in the Statement of Operations. Prior to May 4, 2020, ALPS Fund Services, Inc. provided these services. For the period April 1, 2020 through May 1, 2020, the Fund was charged $2,186 for Transfer Agent services.

Compliance Services

Ultimus provides Chief Compliance Officer services to the Fund. Additionally, Ultimus provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. Ultimus is compensated under the Master Services Agreement. Compliance services fees paid by the Fund for the fiscal year ended March 31, 2021 are disclosed in the Statement of Operations. Prior to May 2, 2020, ALPS Fund Services, Inc. provided these services. For the period April 1, 2020 through May 1, 2020, the Fund was charged $2,600 for Compliance services.

Distributor

The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement. Prior to May 4, 2020, ALPS Distributors, Inc. provided these services.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the fiscal year ended March 31, 2021.

	Cost of Investments	Proceeds from
	Purchased	Investments Sold
Index Funds S&P 500® Equal Weight	$53,853,505	$48,322,222

5.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

Annual Report | March 31, 2021	19

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
March 31, 2021

The tax character of distributions paid during the fiscal year ended March 31, 2021, were as follows:

		Long-Term
	Ordinary Income	Capital Gains
Index Funds S&P 500® Equal Weight	$812,594	$—

The tax character of distributions paid during the fiscal year ended March 31, 2020, were as follows:

		Long-Term
	Ordinary Income	Capital Gains
Index Funds S&P 500® Equal Weight	$775,521	$—

As of March 31, 2021, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value over	(excess of tax cost	Net Unrealized	for Income Tax
	tax cost)	over value)	Appreciation	Purposes
Index Funds S&P 500® Equal Weight	$20,020,487	$(119,246)	$19,901,241	$50,225,018

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2021, components of distributable earnings/(accumulated loss) on a tax basis were as follows:

Index Funds S&P 500®
Equal Weight
Accumulated ordinary income	$207,947
Accumulated capital losses	(152,581)
Net unrealized appreciation on investments	19,901,241
Total	$19,956,607

Capital Losses

As of March 31, 2021, the Fund had capital loss carryforwards which may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forward were as follows:

	Short-Term	Long-Term
Index Funds S&P 500® Equal Weight	$—	$152,581

20	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
March 31, 2021

6.	BENEFICIAL OWNERSHIP

As of March 31, 2021, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

Index Funds S&P 500® Equal Weight	Percentage
Charles Schwab & Co.	64%
TD Ameritrade, Inc.	30%

7.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Annual Report | March 31, 2021	21

Report of Independent Registered
Index Funds S&P 500® Equal Weight	Public Accounting Firm

To the Shareholders of Index Funds S&P 500® Equal Weight and

Board of Trustees of Index Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index Funds (the “Trust”) comprising Index Funds S&P 500® Equal Weight (the “Fund”) as of March 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 28, 2021

22	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Summary of Fund Expenses
March 31, 2021 (Unaudited)

As a shareholder of the Index Funds S&P 500® Equal Weight (the “Fund”), you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2020 and held until March 31, 2021.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
Index Funds S&P 500® Equal Weight	October 1, 2020	March 31, 2021	Period(a)	Ratio
Actual	$1,000.00	$1,316.10	$ 1.44	0.25%
Hypothetical (b)	$1,000.00	$1,023.68	$ 1.26	0.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Annual Report | March 31, 2021	23

Index Funds S&P 500® Equal Weight	Additional Information
March 31, 2021 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information (as revised April 9, 2021) and are available, (1) without charge, upon request, by calling (1-844-464-6339) and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. These filings are available on the SEC’s website at http://www.sec.gov.

3.	TAX INFORMATION

NOTICE TO STOCKHOLDERS

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2020:

Qualified Dividend Income:	99.20%
Dividend Received Deduction:	98.15%

In early 2022, if applicable, stockholders of record receive this information for the distributions paid to them by the Fund during the calendar year 2021 via Form 1099.

4.	APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on March 26, 2021, the Board of Trustees, including a majority of the Independent Trustees, considered whether to approve the continuance of the Investment Advisory Agreement between ONEFUND, LLC (the “Adviser”) and Index Funds (the “Trust”), on behalf of the Index Funds S&P 500 Equal® Weight (the “Fund”).

In considering the approval of the continuance of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the continuance of the Investment Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Investment Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also discussed the Investment Advisory Agreement with their independent legal counsel.

In considering the approval of the continuance of the Investment Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those described below. The determinations made with respect to the renewal of the Investment Advisory Agreement were based on each Trustee’s business judgment after consideration of all information presented to the Board. In its deliberations, the Board did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Board considered all information available to them. The summary set forth below highlights a number of the key factors considered by the Board.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services provided by the Adviser to the Fund. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who service the Fund. The Board considered the responsibilities of the Adviser under the Investment Advisory Agreement. The Board also considered that the Trust’s President, Treasurer and Secretary is an employee of the Adviser and serves the Trust without additional compensation. The Board also evaluated the investment management experience of the Adviser.

The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel on its management team, including the portfolio management team. The Board considered the Adviser’s capabilities and concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality, and extent of the management services provided by the Adviser to the Trust are satisfactory and adequate.

24	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Additional Information
March 31, 2021 (Unaudited)

Performance. The Board compared the performance of the Fund with the performance of its benchmark index and the Fund’s limited peer group based on data presented by the Adviser. The Board noted that the Fund had outperformed its peer group for the one-year, three-year and five-year periods and that it slightly under-performed its benchmark index during the same periods. Following discussion of the investment performance of the Fund, the Adviser’s experience in managing the Fund and the impact of other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

Fees and Expenses. The Board considered the advisory fee and the total expenses paid by the Fund. The Board reviewed a report provided by the Adviser showing the advisory fees and net expense ratios of a group of funds that the Adviser deemed comparable to the Fund. The Board evaluated the Fund’s advisory fee in light of the comparative information with respect to fees paid by similar funds. The Board noted that the Adviser committed to renew the expense limitation agreement for the Fund and keep the Fund’s expense ratio at 0.25% of its average daily net assets. Based on these considerations and other factors, the Board concluded that the advisory fee charged by the Adviser was fair and reasonable for the services provided under the Investment Advisory Agreement.

Profitability. The Board considered the Adviser’s estimated profitability for the years ending December 31, 2021, 2022 and 2023 attributable to its management of the Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Fund. The Board noted that the Adviser had not accrued a profit since the Fund launched in 2015 and that the Adviser did not expect to accrue a profit in 2021. The Board considered the Adviser’s ability to meet its obligations under the expense limitation agreement, as well as the Adviser’s liquidity, capital resources and proposed financings. The Board concluded that based on the services provided and the projected asset growth of the Fund, the profits from the Adviser’s relationship with the Fund were not excessive and not unreasonable to the Fund.

Economies of Scale. The Board considered that the Adviser has not realized economies of scale with respect to its management of the Fund and that the Adviser will not begin to realize economies of scale until the Fund achieves significant growth in assets. The Board will continue to consider whether economies of scale exist in the future as Fund assets grow.

Fall-out Benefits. The Board noted that the Adviser has not received any fallout benefits from its relationship with the Fund at this stage.

Conclusion. Based on their consideration of all materials and information presented to them, the Board, including the Independent Trustees, concluded (without any single factor being identified as determinative) that: the quality of services provided by the Adviser is acceptable; the investment performance of the Fund has been satisfactory; the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund; any economies of scale or other incidental benefits accruing to the Adviser were not material; the fees and expenses associated with the Fund are reasonable; and the continuance of the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Annual Report | March 31, 2021	25

Index Funds S&P 500® Equal Weight	Trustees and Officers
March 31, 2021 (Unaudited)

NON-INTERESTED TRUSTEES*

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	President, Ultimate Investments Inc. (1995 - present); President, Baller Enterprises, Inc. (1993 - present); President, Baller Family Foundation (2014 – present); Secretary and Vice President, High Speed Aggregate, Inc., (2010 - present); President, Lakeview Village, Inc. (2010 – 2019); Secretary, HSA Bedrock LLC (2014 - present); Member, RM Investments, (2014 - 2017); President, High Speed Mining, LLC (2014 - present); Chairman, Iofina PLC (2014 - present); CEO and Director, Global Healthcare REIT (2015 - present); Vice President and Secretary, Empire Aggregate Inc. (2018 - present); President, Empire Leasing, Inc. (2018 - present); President, Titan Au, Inc. (2018 - present); Managing Member, Yukon Au LLC (2018-present).	1	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.; Director, Baylor Solar, (2014); Director, High Speed Mining (2014 – 2018); CEO and Director, Global Healthcare REIT (2015 - present); Director, Douglas County Soccer (2017 – present); Empire Au, Inc. (2018 – present); Director, GBB Management (2018 - present).
Vijoy P. Chattergy (born 1967)	Trustee	Indefinite; since April 3, 2020	President and Founder, VMLH, LLC, (2018– Present); Chief Investment Officer, Employees’ Retirement System of the State of Hawai’i (2011–2018).	1	None
Kevin J. Trigueiro (born 1966)	Trustee	Indefinite; since January 18, 2006	Broker/Owner, the Kastle Group, LLC (2006 to 2013). Small Business IT and Marketing	1	None
INTERESTED TRUSTEE
Michael Willis (born 1966)	Trustee	Indefinite; since January 18, 2006	President of ONEFUND, LLC (2004 to present).	1	None

26	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Trustees and Officers
March 31, 2021 (Unaudited)

OFFICERS

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary).	President of ONEFUND, LLC (2004 to present).
Chad M. Bitterman (born 1972)	Chief Compliance Officer	Indefinite, Since May 2, 2020.	Compliance Officer, Northern Lights Compliance Services, LLC (2010 to present).
Jesse Hallee (born 1976)	Assistant Secretary	Indefinite, Since May 4, 2020.	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (March 2013 to June 2019).

Annual Report | March 31, 2021	27

Index Funds S&P 500® Equal Weight	Privacy Policy
March 31, 2021 (Unaudited)

FACTS	WHAT DOES INDEX FUNDS S&P 500® EQUAL WEIGHT (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and name and address

●    Account balances and transaction history

●    Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?

28	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Privacy Policy
March 31, 2021 (Unaudited)

Who We Are
Who is providing this notice?	Index Funds S&P 500® Equal Weight (the “Fund”)
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes — information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●   Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

Annual Report | March 31, 2021	29

Must be accompanied or preceded by a Prospectus. Index
Funds is distributed by Ultimus Fund Distributors, LLC. Index
Funds and Ultimus Fund Distributors, LLC are not affiliated.

Index Funds-AR-21

(b) Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above. The code of Ethics is attached here as Exhibit EX-99.CODE ETH.

(d)	Not applicable.

(e)	A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has evaluated the members of its Audit Committee, and has determined that Lance J. Baller, a trustee who is not an ‘interested person’ (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended), qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2021 and March 31, 2020 for professional services rendered by the registrant’s principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $17,000, and $14,500 respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2021 and March 31, 2020 for assurance and related services by the registrant’s principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and $0 respectively.

(c) Tax Fees: For the registrant’s fiscal years ended March 31, 2021 and March 31, 2020, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,000 and $3,000 respectively. The fiscal year 2021 and 2020 tax fees were for review of each fund’s federal and excise tax returns and year distributions.

(d) All Other Fees: For the registrant’s fiscal years ended March 31, 2021 and March 31, 2020, the aggregate fees billed by the principal accountant for products and services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 respectively.

(e) (e)(1) The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2) No services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) [Not applicable]. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0% ).

(g)	Not applicable

(h)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics as described in Item 2 hereof is attached hereto as Exhibit EX-99.CODE ETH.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Index Funds.

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, President and Principal Executive Officer

Date	6/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, President and Principal Executive Officer

Date	6/7/2021

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, Treasurer and Principal Financial Officer

Date	6/7/2021